Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment Benefits
Service cost	$ 94,416	$ 175,648
Interest cost	99,889	193,313
Prior service cost for plan amendments	(7,070)	(40,124)
Interest on plan assets	(35,846)	(69,546)
Net periodic cost	$ 151,389	$ 259,291